Provisions - Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Provisions [Line items]
Long-term provisions	€ 1,659	€ 2,926
Short-term provisions	400	680
Provisions	2,059	3,606
Post-employement benefit [Member]
Provisions [Line items]
Long-term provisions	973	1,996
Provisions	973	1,996
Warranty provision [Member]
Provisions [Line items]
Long-term provisions	44	66
Short-term provisions	157	193
Provisions	201	259
Other environment related provision [Member]
Provisions [Line items]
Long-term provisions	140	252
Short-term provisions	19	69
Provisions	160	321
Restructuring provision [Member]
Provisions [Line items]
Long-term provisions	25	27
Short-term provisions	87	174
Provisions	112	201
Legal proceedings provision [Member]
Provisions [Line items]
Long-term provisions	26	40
Short-term provisions	24	56
Provisions	50	96
Other provisions [Member]
Provisions [Line items]
Long-term provisions	451	545
Short-term provisions	113	188
Provisions	€ 564	€ 733